THE ACQUISITION OF THE Company of AI Solutions and Insurance Business	6 Months Ended
Mar. 31, 2025
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business

NOTE 14 – THE ACQUISITION OF THE Company of AI Solutions and Insurance Business

On November 27, 2024, BGM Group Ltd (the “Company”), entered into a transaction agreement (the “Transaction Agreement”) with CISG Holdings Ltd, a company incorporated under the laws of the British Virgin Islands and wholly owned by AIX Inc. (NASDAQ: AIFU) (the “Seller”), Patriton Limited, a company incorporated under the laws of British Virgin Islands (the “Target Company”), GM Management Company Limited, a company incorporated under the laws of Hong Kong, DuXiaoBao Intelligent Technology (Shenzhen) Co., Ltd., RONS Intelligent Technology (Beijing) Co., Ltd. (“RONS Intelligent”), Shenzhen Xinbao Investment Management Co., Ltd. (“Shenzhen Xinbao”), Fanhua RONS Insurance Sales & Service Co., Ltd. (“RONS Sales”) and Shenzhen Baowang E-commerce Co., Ltd. (“Shenzhen Baowang”), all of which are companies with limited liability incorporated under the laws of the People’s Rublic of China.

Pursuant to the Transaction Agreement, BGM Group Ltd agreed to purchase from the Seller, 100% of the equity interest of the Target Company, for a consideration of 69,995,661 Class A ordinary shares with a par value of US$0.00833335 per share of the Company (the “Consideration Shares”), at a purchase price of US$2.0 per share of the Consideration Shares. Under the Transaction Agreement, the Seller undertook to conduct a series of restructuring and reorganization arrangements (the “Reorganization”) and upon the completion of such Reorganization and immediately prior to the closing, each of RONS Intelligent, Shenzhen Xinbao, RONS Sales and Shenzhen Baowang will become a wholly owned subsidiary of the Target Company.

The issuance of 69,995,661 Class A ordinary shares was completed on December 27, 2024 and the transaction has been completed.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the THE Company of AI Solutions and Insurance Business acquisition as of December 27, 2024:

Items	Amount
Assets
Cash and cash equivalent	$2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$4,746,398

The fair value of all assets acquired and liabilities assumed was the estimated book value of THE Company of AI Solutions and Insurance Business. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of THE Company of AI Solutions and Insurance Business at the acquisition date.

The determination of the share value was determined according to the closing price of the Company’s Common Stock on the day the shares were issued.

The value of the shares issued on December 27, 2024	139,991,322
Total consideration	$139,991,322
Net assets	4,746,398
Goodwill	135,244,924